Debt, Maturing within One Year (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt	$ 50.6	$ 27.0
Current portion of long-term debt	5.7	19.5
Total debt maturing within one year	$ 56.3	$ 46.5
Short-term Debt, Weighted Average Interest Rate	6.50%	9.70%